Certain Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Certain Transactions [Abstract]
Schedule of fair value of the consideration transferred to origin stockholders for the origin transaction
U.S. $ in thousands
Cash payments	$33,025
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	$97,061

U.S. $ in thousands
Cash payments	$13,967
Contingent consideration at estimated fair value	15,314
Total consideration for 55% holding	29,281

Fair value of 45% holding	23,775

Total consideration	$53,056

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities
Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$2,083
Goodwill	38,104
Intangible assets	71,120
Other assets	3,493
Total assets acquired	114,800

Net deferred tax liabilities	14,007
Other labilities	3,732
Total liabilities assumed	17,739

Net assets acquired	$97,061
Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$82
Goodwill	25,375
Intangible assets	45,000
Other assets	5,280
Total assets acquired	75,737

Net deferred tax liabilities	1,736
Other liabilities	20,945
Total liabilities assumed	22,681

Net assets acquired	$53,056